BLACKROCK FUNDS II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 7, 2020 to the Prospectuses of each Fund, dated January 28, 2020,

as supplemented to date

Effective immediately, the section in each Prospectus entitled “Details About the Funds — Information about Underlying Funds and ETFs” is amended as follows:

The sub-section entitled “Description of Underlying Funds — Equity Funds” is amended to add the following underlying funds to the table:

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Health Sciences Opportunities Portfolio

The investment objective of BlackRock Health Sciences Opportunities Portfolio (the “Fund”) is to provide long-term growth of capital.

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities, primarily common stock, of companies in health sciences and related industries. The health sciences sector can include companies in health care equipment and supplies, health care providers and services, biotechnology, and pharmaceuticals. Health sciences and related industries can include, but are not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries. The Fund does not limit its investments to companies of any particular size.

The Fund reserves the right to invest up to 20% of its total assets in other types of securities. These may include stocks of companies not associated with health sciences.

BlackRock International Fund

The investment objective of BlackRock International Fund (the “Fund”) is to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. In other words, the Fund tries to choose investments located outside the United States that will increase in value.

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. The Fund primarily seeks to buy common stock but may also invest in preferred stock, convertible securities and other instruments. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock Advisors, LLC (“BlackRock”), in which case the Fund would invest at least 30%) of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or

Fund Name	Investment Objective and Principal Investment Strategies

located outside the United States, (iii) of issuers which primarily trade in a market located outside the United States, or (iv) of issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

Investment in fixed income securities will be made on an opportunistic basis. Securities will be identified based on factors such as relative value and earnings estimate revisions. The Fund may invest up to 25% of total assets in global fixed income securities, including corporate bonds, U.S. Government debt securities, non-U.S. Government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and debt securities of any credit quality, as determined by Fund management. Split rated bonds will be considered to have the higher credit rating as determined by Fund management.

The Fund will invest in securities of non-U.S. issuers that can be U.S.-dollar based or non-U.S.-dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

The sub-section entitled “Exchange Traded Funds (“ETFs”) — Equity ETFs” is amended to add the following underlying ETFs to the table:

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core Dividend Growth ETF

The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends.

The Fund seeks to track the investment results of the Morningstar® US Dividend Growth IndexSM (the “Underlying Index”), which is a dividend dollars weighted index that seeks to measure the performance of U.S. companies selected based on a consistent history of growing dividends. The Underlying Index is a subset of the Morningstar® US Market IndexSM, which is a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks. Eligible companies must pay a

Fund Name	Investment Objective and Principal Investment Strategies
qualified dividend, must have at least five years of uninterrupted annual dividend growth and their earnings payout ratio must be less than 75%. Companies that are in the top decile based on dividend yield are excluded from the Underlying Index prior to the dividend growth and payout ratio screens. The Underlying Index may include large-, mid- or small-capitalization companies. As of April 30, 2019, a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time.
iShares ESG MSCI EAFE ETF

The iShares ESG MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada that have positive environmental, social and governance characteristics as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index.

The Fund seeks to track the investment results of the MSCI EAFE Extended ESG Focus Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is an optimized equity index designed to reflect the equity performance of companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by the Index Provider), while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index (the “Parent Index”). The Index Provider begins with the Parent Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands based on revenue or percentage of revenue thresholds for certain categories (e.g. $20 million or 5%) and categorical exclusions for others (e.g. controversial weapons). The Index Provider also excludes companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index. For each industry, the Index Provider identifies key ESG issues that can lead to unexpected costs for companies in the medium to long term. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. As of August 31, 2019, the Underlying Index consisted of securities from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index will include large- and mid-capitalization companies and may change over time. As of August 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

iShares ESG MSCI EM ETF	The iShares ESG MSCI EM ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index.

Fund Name	Investment Objective and Principal Investment Strategies

The Fund seeks to track the investment results of the MSCI Emerging Markets Extended ESG Focus Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is an optimized equity index designed to reflect the equity performance of companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by the Index Provider), while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index (the “Parent Index”). The Index Provider begins with the Parent Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands based on revenue or percentage of revenue thresholds for certain categories (e.g. $20 million or 5%) and categorical exclusions for others (e.g. controversial weapons). The Index Provider also excludes companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk, and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. As of August 31, 2019, the Underlying Index consisted of securities from the following 25 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index will include large- and mid-capitalization companies and may change over time. As of August 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the financials and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

iShares ESG MSCI USA ETF

The iShares ESG MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index.

The Fund seeks to track the investment results of the MSCI USA Extended ESG Focus Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is an optimized equity index designed to reflect the equity performance of U.S. companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by the Index Provider), while exhibiting risk and return characteristics similar to those of the MSCI USA Index (the “Parent Index”). The Index Provider begins with the Parent Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies included in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands based on revenue or percentage of revenue thresholds for certain categories (e.g. $20 million or 5%) and categorical exclusions for others (e.g. controversial weapons). The Index Provider also excludes companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a

Fund Name	Investment Objective and Principal Investment Strategies

quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index.

For each industry, the Index Provider identifies key ESG issues that can lead to unexpected costs for companies in the medium- to long-term. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. The Underlying Index will include large- and mid-capitalization companies and may change over time. As of August 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.

iShares ESG MSCI USA Small-Cap ETF

The iShares ESG MSCI USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an optimized index designed to produce investment results comparable to a capitalization weighted index of small-capitalization U.S. companies, while reflecting a higher allocation to those companies with favorable environmental, social and governance (“ESG”) profiles (as determined by the index provider).

The Fund seeks to track the investment results of the MSCI USA Small Cap Extended ESG Focus Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is an optimized equity index designed to produce investment results comparable to the MSCI USA Small Cap Index (the “Parent Index”), while reflecting a higher allocation than that of the Parent Index to companies with favorable ESG profiles (as determined by MSCI). The Parent Index represents the small capitalization segment of the U.S. equity market (as determined by MSCI).

In constructing the Underlying Index, the Index Provider begins with the Parent Index and excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, companies involved in certain fossil fuels-related activity such as the production of thermal coal, thermal coal-based power generation and extraction of oil sands based on revenue or percentage of revenue thresholds for certain categories (e.g. $20 million or 5%) and categorical exclusions for others (e.g. controversial weapons). The Index Provider also excludes companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities in the Underlying Index to maximize exposure to companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to those of the Parent Index.

For each industry, the Index Provider identifies key ESG issues that can lead to substantial costs or opportunities for companies (e.g., climate change, resource scarcity, demographic shifts). The Index Provider then rates each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. The Index Provider scores companies based on both their risk exposure and risk management. To score well on a key issue, the Index Provider assesses management practices, management performance (through demonstrated track record and other quantitative performance indicators), governance structures, and/or implications in

Fund Name	Investment Objective and Principal Investment Strategies

controversies, which all may be taken as a proxy for overall management quality. Controversies, including, among other things, issues involving anti-competitive practices, toxic emissions and waste, and health and safety, occurring within the last three years lead to a deduction from the overall management score on each issue. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. Key issues and weights are reviewed at the end of each calendar year. Corporate governance is always weighted and analyzed for all companies.

As of August 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the industrials and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

iShares MSCI EAFE Growth ETF

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics.

The Fund seeks to track the investment results of the MSCI EAFE Growth Index (the “Underlying Index”), which is a subset of the MSCI EAFE Index. The MSCI EAFE Index has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the equity market performance of developed markets outside of the U.S. and Canada.

Constituents of the Underlying Index include securities of companies located in Europe, Australasia and the Far East. The Underlying Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the growth style. Securities classified in this style generally tend to have higher growth characteristics (i.e., higher long-term forward earnings-per-share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend). MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a value score and a growth score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indexes; however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The Underlying Index may include large- or mid-capitalization companies.

As of July 31, 2019, the Underlying Index consisted of securities from the following countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the consumer staples, healthcare and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

iShares MSCI KLD 400 Social ETF

The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider.

The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to

Fund Name	Investment Objective and Principal Investment Strategies
target U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of April 30, 2019, the Underlying Index consisted of 403 securities identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”) and the NASDAQ Stock Market. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Underlying Index: alcohol, tobacco, gambling, civilian firearms, nuclear power, controversial weapons, nuclear weapons, conventional weapons, adult entertainment and genetically modified organisms. The Underlying Index may include large-, mid- or small-capitalization companies. As of April 30, 2019, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.
iShares MSCI USA ESG Select ETF

The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics as identified by the index provider.

The Fund seeks to track the investment results of the MSCI USA Extended ESG Select Index (the “Underlying Index”), which is an optimized index designed to maximize exposure to favorable environmental, social and governance (“ESG”) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index. As of April 30, 2019, the Underlying Index consisted of 131 companies included in the MSCI USA Index. MSCI Inc. (the “Index Provider” or “MSCI”) analyzes each eligible company’s ESG performance using proprietary ratings covering ESG and ethics criteria. The index methodology is designed so that companies with relatively high overall ratings have a higher representation in the Underlying Index than in the MSCI USA Index; and companies with relatively low overall ratings have a lower representation in the Underlying Index than in the MSCI USA Index. Exceptions may result from the Underlying Index’s objective of having risk and return characteristics similar to the MSCI USA Index. Securities of companies that the Index Provider determines are involved in tobacco, companies involved with the production of controversial weapons, producers and retailers of civilian firearms, as well as major producers of alcohol, gambling, conventional weapons, nuclear weapons and nuclear power, are excluded from the Underlying Index. The Underlying Index may include large- or mid-capitalization companies. As of April 30, 2019, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.

iShares U.S. Medical Devices ETF

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Select Medical Equipment Index (the “Underlying Index”), which measures the performance of the medical equipment sector of the U.S. equity market, as defined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index includes medical equipment companies, including manufacturers and distributors of medical devices such as magnetic resonance imaging (MRI) scanners, prosthetics, pacemakers, X-ray machines, and other non-disposable medical devices. The Underlying Index may include large-, mid- or small-capitalization companies. As of March 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and medical

Fund Name	Investment Objective and Principal Investment Strategies
equipment industries or sectors. The components of the Underlying Index are likely to change over time.
iShares U.S. Utilities ETF

The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Utilities Index (the “Underlying Index”), which measures the performance of the utilities sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies. As of April 30, 2019, a significant portion of the Underlying Index is represented by securities of companies in the utilities industry or sector. The components of the Underlying Index are likely to change over time.

The sub-section entitled “Exchange Traded Funds (“ETFs”) — Fixed-Income ETFs” is amended to add the following underlying ETFs to the table:

Fund Name	Investment Objective and Principal Investment Strategies
iShares 0-5 Year High Yield Corporate Bond ETF

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years.

The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Underlying Index”), which is designed to reflect the performance of U.S. dollar-denominated high yield (as determined by Markit Indices Limited (the “Index Provider” or “Markit”)) corporate debt. High yield bonds are also known as “junk bonds” and are generally rated below investment-grade. The Underlying Index offers exposure to liquid (according to Markit’s liquidity screens, which could vary from other measures of liquidity) high yield corporate bonds maturing between zero and five years of U.S. issuers and is rebalanced on a monthly basis. Only bonds with $350 million minimum face value per bond are included in the Underlying Index, provided they are trading at a minimum price in accordance with Markit’s liquidity screens. The Underlying Index uses a market-value weighted methodology with a cap on each issuer of 3%. As of October 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the consumer services industry or sector. The components of the Underlying Index are likely to change over time.

iShares Aaa - A Rated Corporate Bond ETF

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations.

The Fund seeks to track the investment results of the Bloomberg Barclays U.S. Corporate Aaa - A Capped Index (the “Underlying Index”), which is a subset of the Bloomberg Barclays U.S. Corporate Index, which measures the performance of the Aaa – A rated range of the fixed-rate, U.S. dollar-denominated taxable, corporate bond market. The Underlying Index is market capitalization-weighted with a 3% cap on any one issuer and a pro rata distribution of any excess weight across the remaining issuers in the Underlying Index.

The Underlying Index includes U.S. dollar-denominated securities publicly-issued by U.S. and non-U.S. industrials, utility and financial corporate issuers, with maturities of one year or more, that have $500 million or more of outstanding face value. Each corporate bond must be registered with the SEC, have been exempt from registration at issuance, or have

Fund Name	Investment Objective and Principal Investment Strategies

been offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with registration rights. In addition, only securities rated A3 by Moody’s Investors Service, Inc. (“Moody’s”) or higher (or the equivalent on another rating agency’s scale) will be included in the Underlying Index. When ratings from each of Fitch Ratings, Inc., Moody’s and S&P Global Ratings are available, the median rating is used to determine eligibility. When ratings from only two of the three rating agencies are available, the lower rating is used to determine eligibility. When a rating from only one of these agencies is available, that rating is used to determine eligibility. The securities in the Underlying Index are updated on the last calendar day of each month.

The Fund will invest in non-U.S. issuers to the extent necessary for it to track the Underlying Index. As of October 31, 2019, 20% of the Underlying Index was composed of bonds issued by non-U.S. issuers from the following countries: Australia, Canada, China, France, Germany, Japan, Mexico, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of October 31, 2019, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

iShares Broad USD High Yield Corporate Bond ETF

The iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.

The Fund seeks to track the investment results of the ICE BofAML US High Yield Constrained Index (the “Underlying Index”), which is a rules-based index consisting of U.S. dollar-denominated, high yield (as determined by ICE Data Indices, LLC or its affiliates (collectively “Index Provider” or “IDI”)) corporate bonds for sale in the U.S. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated high yield corporate bond market. The Underlying Index is a modified market value-weighted index with a cap on each issuer of 2%. There is no limit to the number of issues in the Underlying Index, but as of October 31, 2019, the Underlying Index included approximately 1,772 constituents and the issuers in the Underlying Index are principally located in the U.S. The components of the Underlying Index are likely to change over time. As of the date of the prospectus, the bonds eligible for inclusion in the Underlying Index include U.S. dollar-denominated high yield corporate bonds that: (i) are issued by companies having “risk exposure” to countries (i.e., issuers that are subject to the risks of one or more of these countries as a result of the principal country of domicile of the issuers (as determined by the Index Provider)) that are members of the FX-G10, which include Australia, Austria, Belgium, Canada, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Japan, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the U.K. and the U.S. and their respective territories; (ii) have an average rating of below investment grade (ratings from Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are registered with the SEC, exempt from registration at issuance, or offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with or without registration rights; (iv) have at least $250 million of outstanding face value; (v) have an original maturity date of at least 18 months; and (vi) have at least one year to maturity.

Fund Name	Investment Objective and Principal Investment Strategies
iShares ESG 1-5 Year USD Corporate Bond ETF

The iShares ESG 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds having remaining maturities between one and five years and issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics similar to those of the parent index of such index.

The Fund seeks to track the investment results of the Bloomberg Barclays MSCI US Corporate 1-5 Year ESG Focus Index (the “Underlying Index”), which has been developed by Bloomberg Barclays Capital Inc. (the “Index Provider” or “Bloomberg Barclays”) with environmental, social and governance (“ESG”) rating inputs from MSCI ESG Research LLC (“MSCI ESG Research”) pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited, a subsidiary of Bloomberg Barclays. The Underlying Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade (as determined by Bloomberg Barclays) corporate bonds having remaining maturities between one and five years and issued by companies that have positive ESG characteristics (as determined by MSCI ESG Research ratings), while exhibiting risk and return characteristics similar to those of the Bloomberg Barclays US Corporate 1-5 Years Index (the “Parent Index”). As of February 28, 2019, the Underlying Index included issuers from the following countries: Australia, Bermuda, Canada, France, Germany, Italy, Japan, Mexico, the Netherlands, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”), and the U.S.

The Index Provider begins with the Parent Index, excludes companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by MSCI ESG Research), and then follows a quantitative process in an effort to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index.

For each industry, MSCI ESG Research identifies key ESG issues that can lead to substantial costs or opportunities for companies (e.g., climate change, resource scarcity, demographic shifts). MSCI ESG Research then rates each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. MSCI ESG Research scores companies based on both their risk exposure and risk management. To score well on a key issue, MSCI ESG Research assesses management practices, management performance (through demonstrated track record and other quantitative performance indicators), governance structures, and/or implications in controversies, which all may be taken as a proxy for overall management quality. Controversies, including, among other things, issues involving anti-competitive practices, toxic emissions and waste, and health and safety, occurring within the last three years lead to a deduction from the overall management score on each issue. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. Key issues and weights are reviewed at the end of each calendar year. Corporate governance is always weighted and analyzed for all companies.

As of February 28, 2019, there were 419 issues in the Underlying Index. As of February 28, 2019, a significant portion of the Underlying Index is represented by securities of companies in the consumer staples and financials industries or sectors. The components of the Underlying Index are likely to change over time.

Fund Name	Investment Objective and Principal Investment Strategies

The Underlying Index consists of U.S. dollar-denominated corporate bonds that are investment-grade, fixed-rate and taxable and have remaining effective maturities between one and five years. As of February 28, 2019, the average maturity of the securities in the Underlying Index was 2.88 years and the average credit rating was A-. The securities in the Underlying Index are updated on the last business day of each month.

iShares ESG U.S. Aggregate Bond ETF

The iShares ESG U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while exhibiting risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market.

The Fund seeks to track the investment results of the Bloomberg Barclays MSCI US Aggregate ESG Focus Index (the “Underlying Index”), which has been developed by Bloomberg Barclays Capital Inc. (the “Index Provider” or “Bloomberg Barclays”) with environmental, social and governance (“ESG”) rating inputs from MSCI ESG Research LLC (“MSCI ESG Research”) pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited (a subsidiary of Bloomberg Barclays) or an affiliate. The Underlying Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade (as determined by the Index Provider) bonds from issuers generally evaluated for favorable ESG practices (as determined by MSCI ESG Research), while exhibiting risk and return characteristics similar to those of the Bloomberg Barclays US Aggregate Bond Index (the “Parent Index”).

The Underlying Index includes investment-grade U.S. Treasury bonds, non-securitized government-related bonds (“government-related bonds”), corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) that are publicly offered for sale in the U.S.

To construct the Underlying Index, the Index Provider begins with the Parent Index and replicates its U.S. Treasury bond, MBS, CMBS and ABS exposures. These exposures are preserved at the weights of the Parent Index and are not subject to the Index Provider’s optimization process, which is a quantitative process that seeks to determine optimal weights for securities to maximize exposure to securities of entities with higher MSCI ESG Research ratings, subject to maintaining risk and return characteristics similar to the Parent Index. For the remaining constituents of the Parent Index (i.e., corporate bonds and government-related bonds), the Index Provider excludes securities of entities involved in the business of tobacco, entities involved with controversial weapons, producers and retailers of civilian firearms, as well as entities involved in very severe business controversies (in each case as determined by MSCI ESG Research), and then follows the Index Provider’s optimization process.

For each industry, MSCI ESG Research identifies key ESG issues that can lead to substantial costs or opportunities for entities (e.g., climate change, resource scarcity, demographic shifts). MSCI ESG Research then rates each entity’s exposure to each key issue based on the entity’s business segment and geographic risk and analyzes the extent to which entities have developed robust strategies and programs to manage ESG risks and opportunities. MSCI ESG Research scores entities based on both their risk exposure and risk management. To score well on a key issue, MSCI ESG Research assesses management practices, management performance (through demonstrated track record and other quantitative performance indicators), governance structures, and/or implications in

Fund Name	Investment Objective and Principal Investment Strategies

controversies, which all may be taken as a proxy for overall management quality. Controversies, including, among other things, issues involving anti-competitive practices, toxic emissions and waste, and health and safety, occurring within the last three years lead to a deduction from the overall management score on each issue. Using a sector-specific key issue weighting model, entities are rated and ranked in comparison to their industry peers. Key issues and weights are reviewed at the end of each calendar year. Corporate governance is always weighted and analyzed for all entities.

The securities in the Underlying Index must have at least one year remaining to maturity, with the exception of amortizing securities such as ABS and MBS, which have lower thresholds as defined by the Index Provider. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and nonconvertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements (other than those offered pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”)), floating rate securities and bonds that have been issued in one country’s currency but are traded outside of that country in a different monetary and regulatory system (Eurobonds), are excluded from the Underlying Index. The securities in the Underlying Index are updated on the last business day of each month.

As of February 28, 2019, bonds that are subject to the Index Provider’s optimization process, which comprised approximately 31% of the bonds in the Underlying Index, received an MSCI ESG Research weighted average rating of 8.26 on a scale from 0 to 10, with 10 being the highest rating. As of February 28, 2019, U.S. Treasury bonds, which comprised approximately 39% of the bonds in the Underlying Index, received an MSCI ESG Research rating of 6.88. As of February 28, 2019, there were 5,226 issues in the Underlying Index. As of February 28, 2019, a significant portion of the Underlying Index is represented by MBS and treasury securities. The components of the Underlying Index are likely to change over time.

As of February 28, 2019, approximately 28% of the bonds in the Underlying Index were U.S. fixed-rate agency MBS. U.S. fixed-rate agency MBS are securities issued by entities such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and are backed by pools of mortgages. Per the index methodology, U.S. fixed-rate agency MBS exposure does not receive any MSCI ESG Research rating as the Index Provider believes that U.S. fixed-rate agency MBS exposure is neither additive nor decremental to the Underlying Index’s ESG rating profile. As such, based on currently available data, the Index Provider believes U.S. fixed-rate agency MBS exposure is ESG neutral and not inconsistent with an ESG focused exposure. Most transactions in fixed-rate MBS occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (to-be-announced (“TBA”) transactions). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BlackRock Fund Advisors or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The securities in the Underlying Index are updated on the last business day of each month.

Fund Name	Investment Objective and Principal Investment Strategies
iShares ESG USD Corporate Bond ETF

The iShares ESG USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics similar to those of the parent index of such index.

The Fund seeks to track the investment results of the Bloomberg Barclays MSCI US Corporate ESG Focus Index (the “Underlying Index”), which has been developed by Bloomberg Barclays Capital Inc. (the “Index Provider” or “Bloomberg Barclays”) with environmental, social and governance (“ESG”) rating inputs from MSCI ESG Research LLC (“MSCI ESG Research”) pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited, a subsidiary of Bloomberg Barclays. The Underlying Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade (as determined by Bloomberg Barclays) corporate bonds issued by companies that have positive ESG characteristics (as determined by MSCI ESG Research ratings), while exhibiting risk and return characteristics similar to those of the Bloomberg Barclays US Corporate Index (the “Parent Index”). As of February 28, 2019, the Underlying Index included issuers from the following countries: Australia, Bermuda, Brazil, Canada, Chile, China, Colombia, France, Germany, Italy, Japan, Luxembourg, Macau, Mexico, the Netherlands, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, the United Kingdom (the “U.K.”), and the U.S. The Index Provider begins with the Parent Index, excludes companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by MSCI ESG Research), and then follows a quantitative process in an effort to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index.

For each industry, MSCI ESG Research identifies key ESG issues that can lead to substantial costs or opportunities for companies (e.g., climate change, resource scarcity, demographic shifts). MSCI ESG Research then rates each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. MSCI ESG Research scores companies based on both their risk exposure and risk management. To score well on a key issue, MSCI ESG Research assesses management practices, management performance (through demonstrated track record and other quantitative performance indicators), governance structures, and/or implications in controversies, which all may be taken as a proxy for overall management quality. Controversies, including, among other things, issues involving anti-competitive practices, toxic emissions and waste, and health and safety, occurring within the last three years lead to a deduction from the overall management score on each issue. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. Key issues and weights are reviewed at the end of each calendar year. Corporate governance is always weighted and analyzed for all companies.

As of February 28, 2019, there were 2,055 issues in the Underlying Index. As of February 28, 2019, a significant portion of the Underlying Index is represented by securities of companies in the consumer staples and financials industries or sectors.

Fund Name	Investment Objective and Principal Investment Strategies

The components of the Underlying Index are likely to change over time. The Underlying Index consists of U.S. dollar-denominated corporate bonds that are investment-grade, fixed-rate and taxable and have remaining maturities of greater than or equal to one year. As of February 28, 2019, the average maturity of the securities in the Underlying Index was 10.88 years and the average credit rating was AA-. The securities in the Underlying Index are updated on the last business day of each month.

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Shareholders should retain this Supplement for future reference.

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